Customer deposits (Tables)	12 Months Ended
Dec. 31, 2016
Customer deposits [Abstract]
Customer deposits
	December 31,	December 31,
	2015	2016
	US$	US$
Advances for real estate properties	1,255,600,108	1,412,304,143
Add: increase/(decrease) in revenue recognized in excess of amounts received from customers	18,940,748	(16,222,702)
Less: recognized as progress billings (see Note 4)	1,210,089,345	1,245,536,188

Customer deposits (Note 2h,2n)	64,451,511	150,545,253